Quarterly Financial Information (Tables)	7 Months Ended
Dec. 31, 2020
BOWX ACQUISITION CORP [Member]
Summary Of Quarterly Financial Information

	As of September 30, 2020
	As Previously Restated	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$484,512,579	$—	$484,512,579

Total liabilities	26,927,974	—	26,927,974
Class A common stock subject to possible redemption	452,584,600	30,415,400	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	304	(304)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	6,336,054	(6,336,054)	—
Accumulated deficit	(1,337,561)	(24,079,042)	(25,416,603)

Total stockholders’ equity (deficit)	5,000,005	(30,415,400)	(25,415,395)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$484,512,579	$—	$484,512,579

The Company’s statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’
equity
accounts described above.

	For the Three Months Ended September 30, 2020
	As Previously Restated	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(1,314,096)	$—	$(1,314,096)

Weighted average shares outstanding of Class A common stock, basic and diluted	47,612,727	(19,148,597)	28,464,130
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.03)	$(0.03)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	(736,141)	11,338,859
Basic and diluted net loss per share of Class B common stock	$(0.11)	$0.08	$(0.03)

	For the Period from May 19, 2020 (Inception) through September 30, 2020
	As Previously Restated	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(1,337,561)	$—	$(1,337,561)

Weighted average shares outstanding of Class A common stock, basic and diluted	47,612,727	(27,154,133)	20,458,594
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.04)	$(0.04)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	(972,070)	11,102,930
Basic and diluted net loss per share of Class B common stock	$(0.11)	$0.07	$(0.04)

	For the Period from May 19, 2020 (Inception) through September 30, 2020
	As Previously Restated	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial Value of Class A common stock subject to possible redemption	$401,719,790	$(401,719,790)	$—
Change in fair value of Class A common stock subject to possible redemption	$50,864,810	$(50,864,810)	$—
Accretion on Class A common stock subject to possible redemption amount	$—	$26,169,980	$26,169,980